STEVENS & LEE

LAWYERS & CONSULTANTS

111 N. Sixth Street
Reading, PA19601
(610) 478-2000 Fax (610) 376-5610
www.stevenslee.com

Direct Dial:

(610) 478-2167

                                                                                                                                Email:           tfd@stevenslee.com

Direct Fax:

(610) 988-0828

December 20, 2012

Securities and Exchange Commission

EDGAR Filing

Re:  New Series
TheDMS Funds
ICA File 811-22706

Ladies and Gentlemen:

We are counsel to the above referenced investment company.  The Fund presently has two Series, an IndianMidCap Index and an Indian Bank Index. The Registration Statement on Form N-1A for the most recent Series and Class was declared effective by the Commission on   November 26, 2012. The Fund now desires to create a new series, the DMS Poland Large Cap Index Fund.  The Prospectus and SAI filed today contain all information previously requested by the staff for the existing series and classes of the Fund.  The substantive textual material for the new Poland series remains the same as the previously reviewed Prospectus and SAI for the Bank and MidCap series, with applicable changes for the Poland WIG20 Index.  Accordingly, the Fund respectfully requests a significant reduction in the normal review time in these circumstances, so that the new Poland series can become effective as soon as possible.  The Poland series will have one class, Class A with a sales charge, and will have one Prospectus and one SAI for this series, separate from the documents for the previous series.

Thank you very much for your assistance.  If you need any further information, please contact the undersigned.

Very truly yours,

STEVENS & LEE

/s/ Timothy F. Demers

Timothy F. Demers

TFD:mm